COLUMBIA HIGH YIELD FUND, VARIABLE SERIES
                                  (THE "FUND")

   SUPPLEMENT TO PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED
                                  MAY 1, 2003
             (REPLACING SUPPLEMENT DATED SEPTEMBER 30, 2003)


1. On October 13, 2003, Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

2. The following replaces the text describing the portfolio managers for the Fund under the section TRUST MANAGEMENT ORGANIZATIONS; INVESTMENT ADVISOR:

     JEFFREY L. RIPPEY, a senior vice president of Columbia, is the manager of the High Yield Fund. Mr. Rippey managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the High Yield Fund, since it began operations in March, 1998. Mr. Rippey, is primarily responsible for the day to day management of the High Yield Fund's investment portfolio. Mr. Rippey has been with Columbia or its predecessors since 1981.

                                                               March 4, 2004


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                      NEWPORT TIGER FUND, VARIABLE SERIES
                         (THE "TIGER FUND" OR "FUND")

   SUPPLEMENT TO PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED
                                   MAY 1, 2003
        (REPLACING SUPPLEMENTS DATED JUNE 6, 2003 AND SEPTEMBER 30, 2003)

     1. On October 13, 2003, Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) changed their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

     2. The following replaces the text describing the portfolio managers for the Tiger Fund under the section TRUST MANAGEMENT ORGANIZATIONS; INVESTMENT ADVISOR:

          ERIC ROBERT LEWIS SANDLUND, a senior equity portfolio manager and vice president of Columbia, is the manager for the Tiger Fund and has managed or co-managed the Tiger Fund since August, 2002. Mr. Sandlund has been associated with Columbia or its predecessors since June, 2002. Prior to joining Columbia in June, 2002, Mr. Sandlund was managing director and chief investment officer, Asia Pacific, of Merrill Lynch Investment Managers (Merrill Lynch) in Singapore from January, 2000 to June, 2002. Prior to joining Merrill Lynch, he was a regional managing director and chief investment officer of Prudential Portfolio Managers (Asia) Limited in Hong Kong from
          1994 to 1999.


                                                               March 4, 2004